Summary of Reserve for Claims Losses (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Beginning balance	$ 1,490		$ 1,487		$ 1,487	$ 1,583	$ 1,621
Change in reinsurance recoverable	0		(4)		(4)	(8)	1
Claim loss provision related to:
Current year	47		51		219	236	224
Prior years	0		1		19	(79)	22
Total title claim loss provision	47		52		238	157	246
Claims paid, net of recoupments related to:
Current year	(1)		(1)		(8)	(10)	(7)
Prior years	(50)		(50)		(223)	(235)	(278)
Total title claims paid, net of recoupments	(51)		(51)		(231)	(245)	(285)
Ending balance of claim loss reserve for title insurance	$ 1,486	$ 1,490	$ 1,484	$ 1,487	$ 1,490	$ 1,487	$ 1,583
Provision for title insurance claim losses as a percentage of title insurance premiums	4.50%	4.50%	5.00%	5.00%	4.90%	3.30%	5.70%